UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7383
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  September 30, 2008

Item 1. Report to Stockholders.

SEMI-ANNUAL REPORT

THE OSTERWEIS FUND
&
THE OSTERWEIS
STRATEGIC INCOME FUND

For the Six Months Ended
September 30, 2008

The Osterweis Fund

SEMI-ANNUAL REPORT
For the six months ended September 30, 2008

November 5, 2008

Dear Shareholder,

During the third quarter of 2008, The Osterweis Fund (the “Fund”) had a total return of -8.46%, generally in line with the S&P 500 Index, which had a total return of -8.37% in the same period.  Our nine month, year-to-date performance continued to hold up better than the S&P 500 Index total return, falling 13.40% versus a drop of 19.29% for the Index.  The Fund’s annualized total returns have eclipsed the broader market over all the key measurement time periods.  Returns for one year, five year, ten year and since inception (October 1, 1993) periods ending September 30, 2008, were -15.62%, +8.15%, +11.77% and +11.58%, respectively, compared to -21.98%, +5.16%, +3.06% and +8.39% in the same periods for the S&P 500 Index.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original investment.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling (866) 236-0050.  An investment should not be made solely on returns.  The Fund imposes a 2.00% redemption fee on shares held for less than 30 days.  Performance periods shown above are greater than 30 days and do not reflect the redemption fee.  If the investment period were shorter than 30 days, performance would be lowered by the amount of the redemption fee.  The Fund’s total expense ratio was 1.25% as of March 31, 2008.

Market developments in the few weeks since the end of the third quarter have been unprecedented in most of our lifetimes.  By this time, every market observer, prognosticator and analyst has offered an opinion on the causes and possible implications of the financial crisis that continues to grip the global markets.  Enclosed, we offer our own assessment.  At the risk of coming across Pollyannaish, however, we feel it is important at times of fear and panic to step back and at least attempt to take a more clinical and analytical view of these extraordinary developments.  On that note, while we readily agree that this is the worst financial crisis since the Great Depression, we believe it will eventually pass.  Government authorities around the globe are throwing their weight behind a solution.  Non-financial corporations generally have strong balance sheets.  Ultimately, we believe a new financial system will emerge in the U.S., anchored by four or five major commercial banks and two major independent investment banks.  These institutions will be better capitalized (i.e. less leveraged) than before and will likely be subject to greater regulation.  How long it takes to get this new system fully functioning and credit flowing again is anybody’s guess.  It won’t happen overnight, but we believe it will happen.

Much of the recent stock market selling is forced selling, not reflective of the value of the stocks being sold.  Hedge funds generally have performed poorly this year; hedge fund of funds have likewise disappointed.  As a result, the hedge fund industry is bracing for heavy redemptions and is aggressively liquidating positions in order to raise cash.  At some point, such forced selling will be over, leaving some extraordinary values for those of us with the cash and guts to take advantage.

Bear markets always entail forced liquidations and therefore always create opportunities for prudent investors to buy up stocks at prices well below intrinsic value or fair value.  We feel this cycle is no different.  We have built cash in the Fund to potentially take advantage of opportunities as they arise.

No one can say how long it will take to exhaust the bear market or how soon we can get through the financial crisis that caused it.  What we can say is that first, we own what we believe to be strong companies that should survive the current malaise and prosper coming out the other side.  We also hold a fair amount of cash in an attempt to take advantage of distressed prices in stocks others are forced to sell.

This bear market is a great test of an investor’s tolerance for volatility and ability to look through the daily avalanche of alarming headlines blaring the once-in-a-lifetime nature of the financial and economic challenges confronting us.  Our view is that the stock market, at the very least, is likely to exhibit continued high volatility for quite some time.  Directionally, we view any near-term market forecast with skepticism.  No one can tell when and at what point the markets will bottom.  We do believe, however, that after 40%-plus declines in most major market indices over the past year, valuations are now at, or approaching, attractive levels by historical standards. Moreover, we believe that our investment discipline of finding undervalued companies that can deliver improving earnings and cash flows in both strong and weak economic environments should continue to help mitigate risk in down markets, and keep the Fund positioned to participate in a market rally whenever the recovery ultimately begins.

Please let us know if you have any questions.

With best regards,

John S. Osterweis & Team
Portfolio Managers

This commentary contains the current opinions of the author as of the date above, which are subject to change at any time.  This commentary has been distributed for informational purposes only and is not a recommendation or offer of any particular security, strategy or investment product.  Information contained herein has been obtained from sources believed to be reliable, but is not guaranteed.

The Fund may invest in smaller companies, which involve additional risks such as limited liquidity and greater volatility than large-cap companies.  The Fund may invest in foreign securities which will involve greater volatility and political, economic and currency risks and differences in accounting methods.

The S&P 500 Index is an unmanaged index which is widely regarded as the standard for measuring large-cap U.S. stock market performance.  This index does not incur expenses and is not available for investment.

Cash flow measures the cash generating capability of a company by adding non-cash charges (e.g. depreciation) and interest expense to pretax income.

Must be preceded or accompanied by a current prospectus.  Please refer to the prospectus for important information about the investment company including investment objectives, risks, charges and expenses.

The Osterweis Fund is distributed by Quasar Distributors, LLC.

The Osterweis Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE

For the six months ending September 30, 2008, The Osterweis Fund (the “Fund”) had a total return of -5.37%, outperforming the S&P 500 Index, which had a total return of -10.87% for the same period.  The Fund’s outperformance was primarily due to stock selection in the Health Care and Industrials sectors.  Stock selection in the Health Care sector had the greatest impact, contributing +2.17% to relative performance.  Two of the Fund’s five largest contributors, Valeant Pharmaceuticals and Johnson & Johnson, were in the sector.  Stock selection in the Industrials sector had the second largest impact, contributing +1.60% to relative performance.  One of the Fund’s five largest contributors, Teleflex1, was in the sector.

Stock selection in the Consumer Discretionary and Energy sectors were the Fund’s largest detractors, detracting -1.72% and -0.83% respectively, from relative performance.  One of the Fund’s five largest detractors, Carrols Restaurant Group, was in the Consumer Discretionary sector.  Two of the Fund’s five largest detractors, El Paso Corp. and Calumet Specialty Products, were in the Energy sector.

The Fund’s five greatest contributing securities to performance were Valeant Pharmaceuticals, Anheuser-Busch Cos., Websense, Teleflex1, and Johnson & Johnson.  The Fund’s five greatest detracting securities from performance were Carrols Restaurant Group, El Paso Corp., Calumet Specialty Products, Verisign and AT&T.

[1]	Teleflex changed GICS sector from Industrials to Health Care effective 10/1/08. Going forward Teleflex will be categorized in the Health Care sector.

Past performance is not indicative of future results.  The relative performance attribution figures noted above were calculated based on the Fund’s equity holdings only.  Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Please see pages 7-8 of this report for complete holdings information.

The Osterweis Fund

SECTOR ALLOCATION at September 30, 2008 (Unaudited)

* Cash equivalents and other assets less liabilities.

EXPENSE EXAMPLE For the Six Months Ended September 30, 2008 (Unaudited)

As a shareholder of The Osterweis Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including investment advisory fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/08 – 9/30/08).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses.  Although the Fund charges no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently, the Fund’s transfer agent charges a $15.00 fee.  You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem shares that have been held for less than 30 days.  Individual Retirement Accounts (“IRA”) will be charged a $15.00 annual maintenance fee.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the

The Osterweis Fund

EXPENSE EXAMPLE For the Six Months Ended September 30, 2008 (Unaudited) (Continued)

Fund.  Actual expenses of the underlying funds may vary.  These expenses are not included in the example below.  The example below includes, but is not limited to, investment advisory, shareholder servicing, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6).  Then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 4/1/08	Value 9/30/08	4/1/08 – 9/30/08*
Actual	$1,000	$ 946	$5.81
Hypothetical (5% annual
return before expenses)	$1,000	$1,019	$6.02

*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.19% multiplied by the average account value over the period multiplied by 183/366 (to reflect the one-half year period).

The Osterweis Fund

SCHEDULE OF INVESTMENTS at September 30, 2008 (Unaudited)

Shares		Value
COMMON STOCKS: 71.3%

Beverages: 2.9%
140,625	Diageo Plc. - ADR	$9,683,437

Biotechnology: 1.7%
102,930	Charles River
	Laboratories, Inc.*	5,715,703

Chemicals: 1.1%
136,485	Rockwood
	Holdings, Inc.*	3,502,205

Commercial Services & Supplies: 2.4%
120,357	Republic
	Services, Inc.	3,608,303
134,450	Waste
	Management, Inc.	4,233,830
		7,842,133
Containers & Packaging: 3.8%
560,325	Crown
	Holdings, Inc.*	12,444,818

Diversified Telecommunication Services: 2.8%
332,940	AT&T, Inc.	9,295,685

Electronic Equipment & Instruments: 1.8%
202,450	Agilent
	Technologies,
	Inc.*	6,004,667

Energy Equipment & Services: 1.8%
74,725	Schlumberger Ltd.[1]	5,835,275

Food Products: 3.5%
266,100	Nestle SA1	11,409,020

Gas Utilities: 1.5%
122,160	Questar Corp.	4,998,787

Health Care Equipment & Supplies: 3.2%
209,215	Medtronic, Inc.	10,481,671

Health Care Providers & Services: 5.4%
602,905	Healthsouth Corp.*	11,111,539
94,005	Laboratory Corp.
	of America
	Holdings*	6,533,348
		17,644,887
Hotels, Restaurants & Leisure: 1.0%
164,384	Boyd Gaming Corp.	1,538,634
553,150	Carrols Restaurant
	Group, Inc.*	1,659,450
		3,198,084
Industrial Conglomerates: 2.4%
122,775	Teleflex, Inc.	7,794,985

Insurance: 3.4%
152,930	Prudential
	Financial, Inc.	11,010,960

Internet Software & Services: 7.3%
363,350	VeriSign, Inc.*	9,476,168
647,030	Websense, Inc.*	14,461,121
		23,937,289
IT Services: 4.7%
135,505	Fiserv, Inc.*	6,412,097
146,850	Visa, Inc.	9,015,121
		15,427,218
Media: 2.6%
264,950	The McGraw-Hill
	Companies, Inc.	8,375,070

Oil & Gas: 5.7%
597,950	El Paso Corp.	7,629,842
219,800	Forest Oil Corp.*	10,902,080
		18,531,922
Pharmaceuticals: 7.8%
188,075	Johnson & Johnson	13,029,836
616,300	Valeant
	Pharmaceuticals
	International*	12,615,661
		25,645,497

Special Purpose Acquisition Corporations: 3.1%
1,124,350	Trian Acquisition
	Corp.*	10,287,803

Specialty Retail: 1.4%
240,155	Signet
	Jewelers Ltd.[1]	4,739,227
TOTAL COMMON STOCK
(Cost $233,898,234)		233,806,343

The accompanying notes are an integral part of these financial statements.

The Osterweis Fund

SCHEDULE OF INVESTMENTS at September 30, 2008 (Unaudited) (Continued)

Shares		Value
PARTNERSHIPS AND TRUSTS: 5.1%
366,275	Enterprise Products
	Partners	$9,438,907
430,850	Magellan
	Midstream
	Holdings	7,402,003
		16,840,910
TOTAL PARTNERSHIPS AND TRUSTS
(Cost $22,429,937)		16,840,910

Principal
Amount
CORPORATE BONDS: 5.1%

Food Manufacturing: 2.0%
	Dean Foods Co.,
	6.625%,
6,750,000	05/15/2009	6,665,625

Motor Vehicle Parts & Accessories: 3.1%
	Stoneridge, Inc.,
	11.500%,
10,000,000	05/01/2012	10,100,000

TOTAL CORPORATE BONDS
(Cost $17,193,955)		16,765,625

Shares
SHORT-TERM INVESTMENT: 15.7%
51,545,790	Federated U.S.
	Treasury Cash
	Reserve	51,545,790
TOTAL SHORT-TERM INVESTMENT
(Cost $51,545,790)		51,545,790
TOTAL INVESTMENTS
IN SECURITIES: 97.2%
(Cost $325,067,916)		318,958,668
Other Assets in Excess
of Liabilities: 2.8%		9,334,047
TOTAL NET ASSETS: 100.0%		$328,292,715

ADR - American Depository Receipt.
*	Non-income producing security.
[1]	Security denominated in a foreign currency.

The accompanying notes are an integral part of these financial statements.

The Osterweis Fund

STATEMENT OF ASSETS AND LIABILITIES at September 30, 2008 (Unaudited)

ASSETS
Investments in securities, at value
(cost $325,067,916) (Note 2)	$318,958,668
Receivables:
Investment securities sold	6,203,918
Fund shares sold	2,925,493
Dividends and interest	1,155,171
Prepaid expenses	21,325
Total assets	329,264,575

LIABILITIES
Payables:
Fund shares redeemed	597,693
Investment advisory fees	282,462
Administration fees	31,051
Custody fees	7,909
Fund accounting fees	12,110
Transfer agent fees	17,436
Chief Compliance Officer fees	681
Other accrued expenses	22,518
Total liabilities	971,860

NET ASSETS	$328,292,715

Net asset value, offering and redemption price per share
($328,292,715/14,116,904 , shares outstanding; unlimited
number of shares authorized without par value)	$23.26

COMPONENTS OF NET ASSETS
Paid-in capital	328,144,474
Undistributed net investment income	2,243,399
Accumulated net realized gain on investments	4,019,780
Net unrealized depreciation on investments	(6,109,248)
Net unrealized depreciation of foreign currency,
and translation of other assets and liabilities
in foreign currency	(5,690)
Net assets	$328,292,715

The accompanying notes are an integral part of these financial statements.

The Osterweis Fund

STATEMENT OF OPERATIONS For the Six Months Ended September 30, 2008 (Unaudited)

INVESTMENT INCOME
Dividends (net of $81,886 foreign withholding tax)	$2,611,497
Interest	955,427
Total investment income	3,566,924

EXPENSES (Note 3)
Investment advisory fees	1,726,191
Administration fees	141,459
Transfer agent fees	66,867
Fund accounting fees	35,647
Registration fees	20,994
Custody fees	20,583
Audit fees	12,071
Reports to shareholders	7,103
Trustee fees	6,648
Legal fees	4,065
Miscellaneous expense	3,853
Insurance expense	2,345
Chief Compliance Officer fees	2,036
Total expenses	2,049,862
Net investment income	1,517,062

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
AND FOREIGN CURRENCY
Net realized loss on investments	(1,359,262)
Change in net unrealized depreciation
on investments and foreign currency	(19,014,807)
Net realized and unrealized loss
on investments and foreign currency	(20,374,069)
Net decrease in net assets
resulting from operations	$(18,857,007)

The accompanying notes are an integral part of these financial statements.

The Osterweis Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2008	Year Ended
	(Unaudited)	March 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$1,517,062	$3,778,177
Net realized gain (loss) on investments
and foreign currency	(1,359,262)	7,543,355
Change in net unrealized depreciation
on investments and foreign currency	(19,014,807)	(45,151,427)
Net decrease in net assets
resulting from operations	(18,857,007)	(33,829,895)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(4,171,598)
From net realized gain	—	(6,871,425)
Total distributions to shareholders	—	(11,043,023)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets
derived from net change
in outstanding shares (a)(b)	22,669,352	44,817,370
Total increase (decrease)
in net assets	3,812,345	(55,548)

NET ASSETS
Beginning of period/year	324,480,370	324,535,918
End of period/year	$328,292,715	$324,480,370
Undistributed net investment income	$2,243,399	$726,337

(a)	Summary of capital share transactions is as follows:

	Six Months Ended
	September 30, 2008		Year Ended
	(Unaudited)		March 31, 2008
	Shares	Value	Shares	Value
Shares sold	2,106,486	$52,815,187	3,785,083	$105,461,079
Shares issued
in reinvestment
of distributions	—	—	317,982	8,528,281
Shares redeemed (b)	(1,192,794)	(30,145,835)	(2,543,919)	(69,171,990)
Net increase	913,692	$22,669,352	1,559,146	$44,817,370

(b)	Net of redemption fees of $736 and $4,854, respectively.

The accompanying notes are an integral part of these financial statements.

The Osterweis Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months Ended
	September 30,		Year Ended March 31,
	2008
	(Unaudited)		2008	2007	2006	2005	2004
Net asset value,
beginning of
period/year	$24.58		$27.87	$27.03	$25.17	$23.65	$16.90

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.10		0.28	0.30	0.19	0.20	0.17
Net realized and
unrealized gain (loss)
on investments	(1.42)		(2.71)	2.96	3.00	2.60	6.81
Total from investment
operations	(1.32)		(2.43)	3.26	3.19	2.80	6.98

LESS DISTRIBUTIONS:
From net
investment income	—		(0.32)	(0.20)	(0.15)	(0.34)	(0.23)
From net realized gain	—		(0.54)	(2.22)	(1.18)	(0.94)	—
Total distributions	—		(0.86)	(2.42)	(1.33)	(1.28)	(0.23)
Paid-in capital from
redemption fees
(Note 2)	0.00	*	0.00 *	0.00 *	0.00 *	0.00 *	0.00 *
Net asset value,
end of period/year	$23.26		$24.58	$27.87	$27.03	$25.17	$23.65
Total return	(5.37	)%^	(8.98)%	12.44%	12.85%	11.90%	41.39%

RATIO/SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$328.3		$324.5	$324.5	$275.8	$169.9	$125.3

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	1.19	%+	1.18%	1.21%	1.26%	1.32%	1.36%
After fees waived and
expenses absorbed	1.19	%+	1.18%	1.21%	1.26%	1.32%	1.36%

RATIO OF NET INVESTMENT INCOME
TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	0.88	%+	1.05%	1.10%	0.79%	0.89%	1.08%
After fees waived and
expenses absorbed	0.88	%+	1.05%	1.10%	0.79%	0.89%	1.08%
Portfolio turnover rate	26	%^	56%	50%	30%	38%	58%

*	Amount is less than $0.01.
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

The Osterweis Strategic Income Fund

SEMI-ANNUAL REPORT
For the six months ended September 30, 2008

October 24, 2008

Dear Shareholder,

During the third quarter of 2008, The Osterweis Strategic Income Fund (the “Fund”) had a total return of -1.74%, compared to -0.49% for the Lehman Aggregate Bond Index (the “Lehman”) and -1.67% for the Merrill Lynch U.S. Corporate & Government Master Index (the “Merrill”).  The Fund’s annualized total returns for the one year, five year and since inception (August 30, 2002) periods ending September 30, 2008, were +1.48%, +5.66% and +7.18%, respectively, compared in the same periods to +3.65%, +3.78% and +4.27% for the Lehman and +2.38%, +3.38% and +4.16% for the Merrill.

The performance data quoted above represents past performance.  Past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month-end may be obtained by calling (866) 236-0050.  An investment should not be made solely on the basis of returns.  The Fund imposes a 2.00% redemption fee on shares held for less than 30 days.  Performance periods shown above are greater than 30 days and do not reflect the redemption fee.  If the investment period were shorter than 30 days, performance would be lowered by the amount of the redemption fee.  The Fund’s total expense ratio was 1.34% as of March 31, 2008.

The recent turmoil in the financial markets has led to escalating government intervention.  It began with the “nationalization” of Fannie Mae and Freddie Mac.  After the demise of Lehman Brothers came the $50 billion money market guarantee package,1,2 the $85 billion loan to AIG,3 the government coordinated acquisitions of Merrill Lynch by Bank of America, Washington Mutual by JP Morgan Chase, Wachovia Bank by Wells Fargo Bank, and the $700 billion Troubled Assets Relief Program.  At this time, it is unclear whether all this government intervention will be deflationary, as in the case of Japan in the 1990s, or if it will be inflationary, as is often the case when large quantities of liquidity are injected into the system.

From an investment standpoint, we understand the preservation of capital is critical.  We are beginning to see some very attractive investment opportunities, as we experience unprecedented weakness in fixed income asset prices across the maturity and quality spectrum.  We currently have an overweight position in short maturity securities of companies with healthy cash balances.  We have also built a comfortable cash position, which we have begun to use as we find longer dated bonds at prices we feel offer exceptional value.  Although we may experience more air pockets ahead, we feel strongly that we are well positioned to potentially benefit from the next phase of the economic cycle.

We thank you for your continued support and look forward to more stable markets.

Sincerely,

Carl P. Kaufman	Simon T. Lee
Portfolio Manager	Assistant Portfolio Manager

This commentary contains the current opinions of the authors as of the date above, which are subject to change at any time.  This commentary has been distributed for informational purposes only and is not a recommendation or offer of any particular security, strategy or investment product.  Information contained herein has been obtained from sources believed to be reliable, but is not guaranteed.

The Fund may invest in foreign securities which will involve greater volatility and political, economic and currency risks and differences in accounting methods.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.  The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund.  Therefore, the Fund’s share price may be more influenced by fluctuations in an individual holding’s value than a diversified fund.

The Fund’s investment performance reflects reimbursement of expenses previously waived.  Please refer to the prospectus for further details.

As of September 30, 2008 the Fund did not have any investments in securities issued by Fannie Mae, Freddie Mac, Lehman Brothers, AIG, Merrill Lynch, Bank of America, Washington Mutual, JP Morgan Chase, Wachovia Bank or Wells Fargo Bank.  Fund holdings and sector allocations are subject to change and are not a recommendation to buy or sell any security.

Current and future fund holdings are subject to risk.

The Lehman Aggregate Bond Index and the Merrill Lynch U.S. Corporate & Government Master Index are unmanaged indices which are regarded as standards for measuring the U.S. bond market in general, and are provided for comparison purposes.  These indices do not incur expenses and are not available for investment.

Must be preceded or accompanied by a current prospectus.  Please refer to the prospectus for important information about the investment company including investment objectives, risks, charges and expenses.

The Osterweis Strategic Income Fund is distributed by Quasar Distributors, LLC.

[1]	Paul Jackson, ABA: Money Market Bailout Could Compromise Bank Deposits, HousingWire, www.housingwire.com, 9/18/08
[2]
The U.S. Treasury Temporary Guarantee Program provides a guarantee to participating money market mutual fund shareholders based on the number of shares invested in the fund at the close of business on September 19, 2008. Any increase in the number of shares such an investor holds after the close of business on September 19, 2008, will not be guaranteed.  If a customer closes his/her account with a fund or broker-dealer, any future investment in the fund will not be guaranteed.  If the number of shares an investor holds fluctuates over the period, the investor will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less. The Program expires on April 30, 2009, unless extended by the United States Treasury.

[3]	Bloomberg, Business Wire 9/24/08, AIG Signs Definitive Agreement with Federal Reserve Bank of New York for $85 Billion Credit Facility

The Osterweis Strategic Income Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE

For the six months ended September 30, 2008, The Osterweis Strategic Income Fund (the “Fund”) had a total return of +0.12%, outperforming the Lehman Aggregate Bond Index (the “Lehman”) and the Merrill Lynch U.S. Corporate & Government Master Index (the “Merrill”), which had total returns of -1.50% and -3.13% for the same period, respectively.  The remainder of this discussion will compare the Fund against the Merrill, as constituent data is not available for the Lehman.

The Fund’s outperformance was attributable mostly to the Fund’s investments in higher yielding securities, which contributed +6.05% to relative performance.  Over the period, the Fund had an average current yield of 6.34%, while the Merrill had an average current yield of 5.19%, and the Fund had an average yield to maturity of 8.66%, while the Merrill had an average yield to maturity of 4.55%.  The Financials and Banking sectors performed poorly during the period, and the Fund’s lack of exposure to Banking and significant underexposure to Financials contributed +1.70% to relative performance.  In addition, the Fund’s shorter duration contributed +1.59% to relative performance, as the yield curve shifted modestly upwards. Over the period, average duration was 1.09 years for the Fund versus 5.16 years for the Merrill.

The greatest detractor from relative performance was the Fund’s lower average quality rating.  The Fund’s average quality was Ba3 while the Merrill’s average quality was Aa1.  This difference detracted -2.13% from relative performance, as returns on lower quality issues lagged those of investment grade issues, on average.

The Fund’s top five contributors to performance during the period were QLT Inc. 3.00% 9/15/23, Coleman Cable Inc. 9.875% 10/1/12, Meristar Hospitality Corp. 9.50% 4/1/10, YRC Worldwide Inc. 8.25% 12/1/08, and Jetblue Airways Corp. 3.50% 7/15/33.  The Fund’s five largest detractors from performance were Nortel Networks Corp. 7.041% 7/15/11, Harry & David Holdings Inc. 7.810% 3/1/12, Valassis Communications Inc. 8.25% 3/1/15, RSC Equipment Rental Corp. 9.50% 12/1/14, and Newark Group Inc. 9.75% 3/15/14.

Past performance is not indicative of future results.  The relative performance attribution figures noted in the above paragraphs were calculated based on the Fund’s fixed income holdings and cash.  Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Please see page 19 - 21 of this report for complete holdings information.

The Osterweis Strategic Income Fund

PORTFOLIO ALLOCATION at September 30, 2008 (Unaudited)

* Cash equivalents and other assets less liabilities.

EXPENSE EXAMPLE For the Six Months Ended September 30, 2008 (Unaudited)

As a shareholder of The Osterweis Strategic Income Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees and (2) ongoing costs, including investment advisory fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/08 – 9/30/08).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses.  Although the Fund charges no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently, the Fund’s transfer agent charges a $15.00 fee.  You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem shares that have been held for less than 30 days.  Individual Retirement Accounts (“IRA”) will be charged a $15.00 annual maintenance fee.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the

The Osterweis Strategic Income Fund

EXPENSE EXAMPLE For the Six Months Ended September 30, 2008 (Unaudited) (Continued)

Fund.  Actual expenses of the underlying funds may vary.  These expenses are not included in the example below.  The example below includes, but is not limited to, investment advisory, shareholder servicing, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6).  Then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If such transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 4/1/08	Value 9/30/08	4/1/08 – 9/30/08*
Actual	$1,000	$1,000	$6.32
Hypothetical (5% annual
return before expenses)	$1,000	$1,019	$6.38

*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.26% multiplied by the average account value over the period multiplied by 183/366 (to reflect the one-half year period).

The Osterweis Strategic Income Fund

SCHEDULE OF INVESTMENTS at September 30, 2008 (Unaudited)

Principal
Amount		Value
BONDS: 92.7%

CONVERTIBLE BONDS: 26.9%

Commercial Services & Supplies: 3.1%
	Bowne & Co, Inc.,
	5.000%,
$6,000,000	10/01/2033	$5,977,500

Internet & Catalog Retail: 1.7%
	Collegiate Pacific,
	Inc., 5.750%,
3,840,000	12/01/2009	3,398,400

Internet Software & Services: 4.1%
	Digital River, Inc.,
	1.250%,
8,200,000	01/01/2024	8,087,250

Insurance: 1.4%
	Prudential Financial,
	Inc., 0.419%,
2,875,000	12/12/2036[1]	2,825,550

Media: 0.3%
	Sinclair Broadcast
	Group, Inc.,
	6.000%,
663,000	09/15/2012	567,694

Pharmaceuticals: 3.9%
	Wyeth,
	2.621%,
7,750,000	01/15/2024[1]	7,574,075

Real Estate Investment Trusts: 3.7%
	Meristar Hospitality
	Operating
	Partnerships,
	9.500%,
7,095,000	04/01/2010	7,283,017

Software: 5.3%
	Magma Design
	Automation,
	2.000%,
2,800,000	05/15/2010	2,184,000
	Mentor Graphics
	Corp., 4.448%,
2,587,000	08/06/2023[1]	2,548,195
	Red Hat, Inc.,
	0.500%,
5,750,000	01/15/2024	5,606,250
		10,338,445

Specialty Retail: 2.4%
	Lithia Motors, Inc.,
	2.875%,
5,513,000	05/01/2014	4,658,485

Telecommunications: 1.0%
	Amdocs Ltd.,
	0.500%,
2,000,000	03/15/2024	1,955,000

TOTAL CONVERTIBLE BONDS
(Cost $53,815,304)		52,665,416

CORPORATE BONDS: 65.8%

Apparel Manufacturing: 3.7%
	Jones Apparel
	Group, Inc.,
	4.250%,
7,610,000	11/15/2009	7,343,650

Automotive: 5.9%
	Ford Motor Credit
	Co., 5.800%,
3,200,000	01/12/2009	3,038,515
	General Motors
	Nova Scotia
	Finance Co.,
	6.850%,
4,665,000	10/15/2008	4,630,013
	Goodyear Tire &
	Rubber Co.,
	6.678%,
4,000,000	12/01/2009[1]	3,940,000
		11,608,528
Banks: 1.6%
	Discover Bank,
	2.953%,
1,750,000	02/10/2009[1]	1,721,060

The accompanying notes are an integral part of these financial statements.

The Osterweis Strategic Income Fund

SCHEDULE OF INVESTMENTS at September 30, 2008 (Unaudited) (Continued)

Principal
Amount		Value
CORPORATE BONDS: 65.8% (Continued)

Banks: 1.6% (Continued)
	Emigrant Capital
	Trust, 6.169%,
$1,750,000	04/14/2034[1]	$1,437,541
		3,158,601
Computer & Electronic
Product Manufacturing: 1.4%
	Nortel Networks
	Ltd., 9.003%,
4,000,000	07/15/2011[1]	2,690,000

Consumer Finance: 2.1%
	Discover Financial
	Services, 3.349%,
5,000,000	06/11/2010[1]	4,037,925

Deep Sea Transportation: 1.2%
	Royal Caribbean
	Cruises Ltd.,
	8.750%,
2,500,000	02/02/2011	2,437,500

Electronic Equipment & Instruments: 0.7%
	Itron, Inc.,
	7.750%,
1,450,000	05/15/2012	1,446,375

Food Manufacturing: 3.7%
	Dean Foods Co.,
	6.625%,
7,325,000	05/15/2009	7,233,437

Food Products: 3.0%
	Smithfield Foods,
	Inc., 8.000%,
6,020,000	10/15/2009	5,869,500

Health Care Providers & Services: 0.5%
	Healthsouth Corp.,
	10.750%,
900,000	10/01/2008[2]	900,216

Heavy Construction Equipment
Rental & Leasing: 0.7%
	United Rentals
	North America,
	Inc., 6.500%,
1,750,000	02/15/2012	1,470,000

Hotels, Restaurants & Leisure: 4.1%
	MGM Mirage,
	6.000%,
5,000,000	10/01/2009	4,700,000
	Real Mex
	Restaurants, Inc.,
	10.000%,
3,750,000	04/01/2010	3,431,250
		8,131,250

Household Durables: 2.1%
	KB Home, 8.625%,
4,015,000	12/15/2008	4,035,075

Insurance: 2.9%
	Presidential Life
	Corp., 7.875%,
5,610,000	02/15/2009	5,610,000

Media: 5.1%
	Interpublic Group
	of Companies,
	Inc., 5.400%,
7,220,000	11/15/2009	7,021,450
	Valassis
	Communications,
	Inc.,
	6.625%,
1,000,000	01/15/2009	1,005,000
	8.250%,
2,750,000	03/01/2015	1,911,250
		9,937,700
Medical Equipment Rental & Leasing: 1.2%
	Universal Hospital
	Services, Inc.,
	10.125%,
2,200,000	11/01/2011	2,268,363

Motor Vehicle Parts & Accessories: 3.7%
	Stoneridge, Inc.,
	11.500%,
7,450,000	05/01/2012	7,524,500

Multiline Retail: 0.9%
	Dillards, Inc.,
	6.625%,
1,680,000	11/15/2008	1,684,200

The accompanying notes are an integral part of these financial statements.

The Osterweis Strategic Income Fund

SCHEDULE OF INVESTMENTS at September 30, 2008 (Unaudited) (Continued)

Principal
Amount		Value
CORPORATE BONDS: 65.8% (Continued)

Personal Credit Institutions: 1.0%
	SLM Corp.,
	6.880%,
$1,764,000	02/01/2010[1]	$1,462,674
	6.730%,
525,000	04/01/2009[1]	482,958
		1,945,632

Personal Products: 1.0%
	Elizabeth Arden,
	Inc., 7.750%,
2,125,000	01/15/2014	1,944,375

Primary Metal Industries: 2.2%
	Blaze Recycling &
	Metals LLC,
	10.875%,
1,000,000	07/15/2012	1,007,500
	Coleman Cable,
	Inc., 9.875%,
3,575,000	10/01/2012	3,253,250
		4,260,750
Retail: 1.2%
	Harry & David
	Operations,
	7.810%,
4,175,000	03/01/2012[1]	2,379,750

Road & Rail: 7.6%
	Hertz Corp.,
	7.400%,
1,778,000	03/01/2011	1,644,650
	7.625%,
3,525,000	06/01/2012	3,181,313
	Rental Service
	Corp., 9.500%,
3,500,000	12/01/2014	2,668,750
	Roadway Corp.,
	8.250%,
7,585,000	12/01/2008	7,528,113
		15,022,826
Software: 1.1%
	Pegasus Gaming
	Corp., 10.500%,
3,000,000	04/15/2015	2,092,500

Telecommunications: 3.4%
	Sprint Capital
	Corp., 6.375%,
6,750,000	05/01/2009	6,615,911

Textiles, Apparel & Luxury Goods: 3.0%
	Brown Shoe
	Company, Inc.,
	8.750%,
6,125,000	05/01/2012	5,971,875

Wood Product Manufacturing: 0.8%
	Boise Cascade Corp.,
	7.950%,
400,000	03/27/2009	397,000
	7.315%,
1,150,000	06/15/2009	1,141,375
		1,538,375
TOTAL CORPORATE BONDS
(Cost $136,495,656)		129,158,814

TOTAL BONDS
(Cost $190,310,960)		181,824,230

Shares
SHORT-TERM INVESTMENT: 12.2%
23,842,857	Federated
	U.S. Treasury
	Cash Reserve	23,842,857
TOTAL SHORT-TERM INVESTMENT
(Cost $23,842,857)		23,842,857

TOTAL INVESTMENTS
IN SECURITIES: 104.9%
(Cost $214,153,817)		205,667,087
Liabilities in Excess
of Other Assets: (4.9)%		(9,628,488)
TOTAL NET ASSETS: 100.0%		$196,038,599

[1]	Variable rate security; rate shown is the rate in effect on September 30, 2008.
[2]	Security is fair valued under the supervision of the Board of Trustees (see Note 2).

The accompanying notes are an integral part of these financial statements.

The Osterweis Strategic Income Fund

STATEMENT OF ASSETS AND LIABILITIES at September 30, 2008 (Unaudited)

ASSETS
Investments in securities, at value
(cost $214,153,817) (Note 2)	$205,667,087
Receivables:
Fund shares sold	5,565,845
Dividends and interest	4,236,053
Prepaid expenses	26,468
Total assets	215,495,453

LIABILITIES
Payables:
Investment securities purchased	19,200,531
Fund shares redeemed	42,710
Investment advisory fees	156,840
Administration fees	16,883
Custody fees	3,255
Fund accounting fees	8,261
Transfer agent fees	10,706
Chief Compliance Officer fees	680
Other accrued expenses	16,988
Total liabilities	19,456,854

NET ASSETS	$196,038,599

Net asset value, offering and redemption price per share
($196,038,599/18,673,347, shares outstanding; unlimited
number of shares authorized without par value)	$10.50

COMPONENTS OF NET ASSETS
Paid-in capital	$205,530,739
Undistributed net investment income	305,934
Accumulated net realized loss on investments	(1,311,344)
Net unrealized depreciation on investments	(8,486,730)
Net assets	$196,038,599

The accompanying notes are an integral part of these financial statements.

The Osterweis Strategic Income Fund

STATEMENT OF OPERATIONS For the Six Months Ended September 30, 2008 (Unaudited)

INVESTMENT INCOME
Interest	$6,263,678
Total investment income	6,263,678

EXPENSES (Note 3)
Investment advisory fees	870,891
Administration fees	98,694
Transfer agent fees	40,028
Fund accounting fees	28,040
Registration fees	17,198
Audit fees	10,419
Custody fees	10,197
Trustee fees	6,295
Reports to shareholders	5,232
Legal fees	4,720
Miscellaneous expense	2,931
Chief Compliance Officer fees	2,036
Insurance expense	1,532
Total expenses	1,098,213
Net investment income	5,165,465

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	1,196,017
Change in net unrealized depreciation on investments	(6,788,618)
Net realized and unrealized loss on investments	(5,592,601)
Net decrease in net assets
resulting from operations	$(427,136)

The accompanying notes are an integral part of these financial statements.

The Osterweis Strategic Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2008	Year Ended
	(Unaudited)	March 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$5,165,465	$8,040,236
Net realized gain (loss) on investments	1,196,017	(2,507,361)
Change in net unrealized
depreciation on investments	(6,788,618)	(3,237,468)
Net increase (decrease) in net
assets resulting from operations	(427,136)	2,295,407

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(4,949,145)	(8,006,042)
From net realized gain	—	(960,476)
Total distributions to shareholders	(4,949,145)	(8,966,518)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets
derived from net change
in outstanding shares (a)(b)	39,538,166	48,755,681
Total increase in net assets	34,161,885	42,084,570

NET ASSETS
Beginning of period/year	161,876,714	119,792,144
End of period/year	$196,038,599	$161,876,714
Undistributed net investment income	$305,934	$89,614

(a)	Summary of capital share transactions is as follows:

	Six Months Ended
	September 30, 2008		Year Ended
	(Unaudited)		March 31, 2008
	Shares	Value	Shares	Value
Shares sold	6,472,200	$70,020,408	7,661,444	$85,483,639
Shares issued
in reinvestment
of distributions	436,132	4,655,547	779,351	8,521,088
Shares redeemed (b)	(3,249,365)	(35,137,789)	(4,084,653)	(45,249,046)
Net increase	3,658,967	$39,538,166	4,356,142	$48,755,681

(b)	Net of redemption fees of $37,597 and $27,309, respectively.

The accompanying notes are an integral part of these financial statements.

The Osterweis Strategic Income Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months Ended
	September 30,		Year Ended March 31,
	2008
	(Unaudited)		2008	2007	2006	2005	2004
Net asset value,
beginning of
period/year	$10.78		$11.24	$10.87	$11.07	$11.30	$10.43

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.31		0.58	0.56	0.63	0.51	0.59
Net realized and
unrealized gain (loss)
on investments	(0.29)		(0.39)	0.39	0.04	(0.05)	1.05
Total from investment
operations	0.02		0.19	0.95	0.67	0.46	1.64

LESS DISTRIBUTIONS:
From net
investment income	(0.30)		(0.58)	(0.56)	(0.74)	(0.51)	(0.59)
From net realized gain	—		(0.07)	(0.02)	(0.13)	(0.18)	(0.18)
Total distributions	(0.30)		(0.65)	(0.58)	(0.87)	(0.69)	(0.77)
Paid-in capital from
redemption fees
(Note 2)	0.00	*	0.00 *	0.00 *	0.00 *	0.00 *	—
Net asset value,
end of period/year	$10.50		$10.78	$11.24	$10.87	$11.07	$11.30
Total return	0.12	%^	1.73%	8.95%	6.29%	4.11%	16.16%

RATIO/SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$196.0		$161.9	$119.8	$53.8	$61.6	$44.3

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	1.26	%+	1.28%	1.41%	1.47%	1.48%	1.60%
After fees absorbed
or recouped	1.26	%+	1.28%	1.46%	1.50%	1.50%	1.50%

RATIO OF NET INVESTMENT INCOME
TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	5.95	%+	5.42%	5.51%	5.51%	4.69%	5.58%
After fees absorbed
or recouped	5.95	%+	5.42%	5.46%	5.48%	4.67%	5.68%
Portfolio turnover rate	43	%^	105%	100%	87%	77%	75%

*	Amount is less than $0.01.
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

The Osterweis Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2008 (Unaudited)

NOTE 1 - ORGANIZATION

The Osterweis Fund and The Osterweis Strategic Income Fund (the “Funds”) are diversified and non-diversified series, respectively, of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company.  The Osterweis Fund and The Osterweis Strategic Income Fund commenced operations on October 1, 1993 and August 30, 2002, respectively.

The investment objective of The Osterweis Fund is to attain long-term total returns by investing primarily in equity securities.  The investment objective of The Osterweis Strategic Income Fund is to preserve capital and attain long-term total returns through a combination of current income and moderate capital appreciation.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), and Small CapSM exchanges are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Debt securities are valued by using the mean between the closing bid and asked prices provided by an independent pricing service.  If the closing bid and asked prices are not readily available, the independent pricing service may provide a price determined by a matrix pricing method.  These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.  In the absence of a price from a pricing service, securities are valued at their respective fair values as determined in good faith by the Board of Trustees.

The Osterweis Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2008 (Unaudited) (Continued)

Fixed income debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of September 30, 2008, the Osterweis Strategic Income Fund held fair valued securities with a market value of $900,216 or 0.5% of total net assets of the Fund.

B.
Foreign Currency.  Foreign currency amounts, other than the cost of investments, are translated into U.S. dollar values based upon the spot exchange rate prior to the close of regular trading.  The cost of investments is translated at the rates of exchange prevailing on the dates the portfolio securities were acquired.  The Funds include foreign exchange gains and losses from dividends receivable and other foreign currency denominated payables and receivables in realized and unrealized gain (loss) on investments and foreign currency.  The Funds do not isolate that portion of realized and unrealized gain (loss) on investments resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the market price of securities for financial reporting purposes. Fluctuations in foreign exchange rates on investments are thus included with net realized and unrealized gain (loss) on investments and foreign currency.

C.
Federal Income Taxes. Each Fund has elected to be taxed as “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

The Osterweis Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2008 (Unaudited) (Continued)

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends, in each calendar year, at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

D.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a high cost basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.

E.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for The Osterweis Fund normally are declared and paid on an annual basis.  Distributions to shareholders from net investment income for The Osterweis Strategic Income Fund normally are declared and paid on a quarterly basis, and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

F.
Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

G.
Share Valuation.  The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent.  The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.  The offering and redemption price per

The Osterweis Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2008 (Unaudited) (Continued)

share for each Fund is equal to each Fund’s net asset value per share.  The Funds charge a 2.00% redemption fee on shares held less than 30 days.  These fees are deducted from the redemption proceeds otherwise payable to the shareholder.  Both Funds will retain the fee charged as paid-in capital and such fees become part of that Fund’s daily NAV calculation.

H.
Guarantees and Indemnifications.  In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

I.
New Accounting Pronouncements.  Effective March 31, 2008, the Funds adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes.”  FIN 48 requires the evaluation of tax positions taken on previously filed tax returns or expected to be taken on future returns.  These positions must meet a “more likely than not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained upon examination.  In evaluating whether a tax position has met the recognition threshold, the Funds must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.  Tax positions deemed to meet the “more-likely-than-not” threshold are recorded as a tax expense in the current year.

FIN 48 requires the Funds to analyze all open tax years, as defined by the Statute of Limitations, for all major jurisdictions.  Open tax years are those that are open for exam by taxing authorities.  Major jurisdictions for the Funds include Federal and the state of Massachusetts.  As of September 30, 2008, open Federal and Massachusetts tax years include the tax years ended March 31, 2006 through March 31, 2008.  The Funds have no examination in progress.

The Funds have reviewed all open tax years and major jurisdictions and concluded that the adoption of FIN 48 resulted in no effect to the Funds’ financial position or results of operations.  There is no tax liability resulting from unrecognized tax benefits relating to uncertain tax positions taken or expected to be taken on the tax return for the fiscal year-end March 31, 2008.  The Funds are also not aware of any

The Osterweis Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2008 (Unaudited) (Continued)

tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Fund (Portfolio) has adopted FAS 157 effective June 30, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities
Level 2 – Other significant inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2008:

The Osterweis Fund

FAS 157-Summary of Fair Value Disclosure at September 30, 2008

		Investments	Other Financial
Description		in securities	Instruments*
Level 1 –	Quoted Prices	$302,193,043	$0
Level 2 –	Other significant
	observable inputs	16,765,625	0
Level 3 –	Significant
	observable inputs	0	0
Total		$318,958,668	$0

The Osterweis Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2008 (Unaudited) (Continued)

The Osterweis Strategic Income Fund

FAS 157-Summary of Fair Value Disclosure at September 30, 2008

		Investments	Other Financial
Description		in securities	Instruments*
Level 1 –	Quoted Prices	$23,842,857	$0
Level 2 –	Other significant
	observable inputs	180,924,014	0
Level 3 –	Significant
	observable inputs	900,216	0
Total		$205,667,087	$0

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards an swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

FAS 157-Level 3 Reconciliation at September 30, 2008

Investments in Securities
Balance as of 3/31/08	$1,405,388
Change in unrealized depreciation	(5,172)
Realized gain	14,750
Net purchases/sales	(514,750)
Balance as of 9/30/08	$900,216

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008.  SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  Management is currently evaluating the implications of SFAS 161.  The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Osterweis Capital Management, Inc. and Osterweis Capital Management, LLC (the “Advisers”) provide the Osterweis Fund and Osterweis Strategic Income Fund, respectively, with investment management services under separate Investment Advisory Agreements (the “Agreements”).  Under the

The Osterweis Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2008 (Unaudited) (Continued)

Agreements, the Advisers furnish all investment advice, office space, certain administrative services, and most of the personnel needed by the Funds.  As compensation for their services, the Advisers are entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of each Fund up to $500 million and 0.75% for average daily net assets greater than $500 million for The Osterweis Fund and 0.75% for average daily net assets greater than $250 million for The Osterweis Strategic Income Fund.  For the six months ended September 30, 2008, The Osterweis Fund and The Osterweis Strategic Income Fund incurred $1,726,191 and $870,891, respectively, in advisory fees.

The Adviser has contractually agreed to limit The Osterweis Strategic Income Fund’s expenses by reducing all or a portion of its fees and reimbursing the Fund’s expenses so that its ratio of expenses to average net assets will not exceed 1.50%.  The contract’s term is indefinite and may be terminated only by the Board of Trustees.  The Adviser is permitted to seek reimbursement from The Osterweis Strategic Income Fund, subject to limitations, for fees waived and/or Fund expenses it pays over the following three years after such payment.  For the period ended September 30, 2008, no fees were waived or recouped.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ Administrator (“Administrator”) and, in that capacity, performs various administrative and accounting services for the Funds.  USBFS also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  For its services, the Administrator receives a monthly fee at the following annual rate:

First $50 million	0.15% of average daily net assets
Next $50 million	0.12% of average daily net assets
Next $50 million	0.10% of average daily net assets
Over $150 million	0.05% of average daily net assets
$30,000 minimum

For the six months ended September 30, 2008, The Osterweis Fund and The Osterweis Strategic Income Fund incurred administration fees of $141,459 and $98,694, respectively.  The officers of the Trust are employees of the Administrator.  The Chief Compliance Officer is also an employee of the

The Osterweis Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2008 (Unaudited) (Continued)

Administrator.  For the six months ended September 30, 2008, The Osterweis Fund and The Osterweis Strategic Income Fund were each allocated $2,036 of the Trust’s Chief Compliance Officer fee.

Quasar Distributors, LLC, (the “Distributor”) serves as principal underwriter for shares of the Funds, and acts as each Fund’s Distributor in a continuous public offering of each Fund’s shares.  U.S. Bank, N.A. (“U.S. Bank”) serves as the Funds’ custodian (the “Custodian”).  Both the Distributor and Custodian are affiliates of the Administrator.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

Investment transactions for the six months ended September 30, 2008 were as follows:

	Securities other than
	U.S. Government and		U.S. Government
	Short-term Investments		Securities
	Purchases	Sales	Purchases	Sales
The Osterweis Fund	$79,332,462	$92,660,775	$—	$—
The Osterweis
Strategic
Income Fund	$97,967,664	$48,540,290	$—	$5,525,000

The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows:

	Osterweis	Osterweis Strategic
	Fund	Income Fund
Cost of investments	$325,067,916	$214,700,189
Gross tax unrealized appreciation	32,741,452	216,693
Gross tax unrealized depreciation	(38,850,700)	(9,249,795)
Net tax unrealized depreciation	$(6,109,248)	$(9,033,102)

The Osterweis Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2008 (Unaudited) (Continued)

NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended September 30, 2008 and the fiscal year ended March 31, 2008 for the Funds were as follows:

	September 30,	March 31,
The Osterweis Fund	2008	2008
Distributions paid from:
Ordinary income	$—	$4,625,340
Long-term capital gain*	$—	$6,417,683

	September 30,	March 31,
The Osterweis Strategic Income Fund	2008	2008
Distributions paid from:
Ordinary income	$4,949,145	$8,694,665
Long-term capital gain*	$—	$271,853

Distribution classification may differ from the statement of changes in net assets as a result of the treatment of short term capital gains as ordinary income for tax purposes.

*	Designated as long term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3).

As of March 31, 2008, the components of distributable earnings on a tax basis were as follows:

	Osterweis	Osterweis Strategic
	Fund	Income Fund
Net tax unrealized
appreciation/(depreciation)	$12,867,743	$(2,244,484)
Undistributed ordinary income	726,337	635,986
Undistributed long-term capital gain	5,379,042	—
Total distributable earnings	$6,105,379	$635,986
Other accumulated gains/(losses)	32,126	(2,507,361)
Total accumulated earnings/(losses)	$19,005,248	$(4,115,859)

For the Osterweis Strategic Income Fund, the tax difference between book basis and tax basis unrealized appreciation is attributable primarily to the timing differences on contingent preferred debt instruments.

For the Osterweis Fund, there is no difference between book basis and tax basis unrealized appreciation.

The Osterweis Funds

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the polices and procedures the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at (866) 236-0050 or by accessing the Funds’ website at www.osterweis.com or the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the twelve months ending June 30 is available by calling toll-free at (866) 236-0050 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q.  The Funds’ From N-Q is available without charge, upon request, by calling toll-free at (866) 236-0050.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov.  The Funds’ schedules of portfolio holdings are posted on their website at www.osterweis.com within ten business days after calendar quarter end.

The Osterweis Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting held on August 14, 2008, the Board (which is comprised entirely of persons who are Independent Trustees as defined under the Investment Company Act) considered and approved the continuance of the Advisory Agreements for The Osterweis Fund and The Osterweis Strategic Income Fund (the “Funds”) with Osterweis Capital Management, Inc. and Osterweis Capital Management, LLC (each an “Adviser” collectively the “Advisers”), respectively, for another annual term.  At this meeting and at a prior meeting held on June 23, 2008, the Board received and reviewed substantial information regarding the Funds, the Adviser and the services provided by the Advisers to the Funds under the Advisory Agreements.  In addition, the Board engaged an independent third party consulting firm to review the appropriateness of the peer group categories selected for comparison purposes.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreements:

1.
The nature, extent and quality of the services provided and to be provided by the Advisers under the Advisory Agreements.  The Board considered the Advisers’ specific responsibilities in all aspects of day-to-day investment management of the Funds.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisers involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Advisers, including information regarding their compliance program, their chief compliance officer and the Advisers’ compliance record, the Advisers’ disaster recovery plan, and the Advisers’ business continuity plan.  The Board also considered the prior relationship between the Advisers and the Trust, as well as the Board’s knowledge of the Advisers’ operations, and noted that during the course of the prior year they had met with the Advisers in person to discuss various marketing and compliance topics.  The Board concluded that the Advisers had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing their duties under the Advisory Agreements and that the nature, overall quality, cost and extent of such management services are satisfactory and reliable.

2.
The Funds’ historical year-to-date performance and the overall performance of the Advisers.  In assessing the quality of the portfolio management delivered by the Advisers, the Board reviewed the short-term

The Osterweis Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited) (Continued)

and long-term performance of the Funds on both an absolute basis, and in comparison to their peer funds as classified by Lipper.

For The Osterweis Fund, the Board noted that the Fund’s performance was excellent over the longer term although recent performance has lagged.

For The Osterweis Strategic Income Fund, the Board noted that the Fund’s performance was excellent over the longer term although recent performance has lagged.

3.
The costs of the services to be provided by the Advisers and the structure of the Advisers’ fees under the Advisory Agreements.  In considering the advisory fee and total fees and expenses of the Funds, the Board reviewed comparisons to their peer funds and separate accounts for other types of clients advised by the Adviser, as well as all expense waivers and reimbursements.

For The Osterweis Fund, the Board noted that the Fund’s expense ratio and contractual advisory fee were marginally above the peer group median.  The Board further considered that the Adviser had agreed to institute a breakpoint in its advisory fee in order to share economies of scale with the Fund.

For The Osterweis Strategic Income Fund, the Board noted that the Fund’s expense ratio and contractual advisory fee were above the peer group median.  The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio of 1.50%, although actual expenses were far below the cap.  The Board further considered that the Adviser had agreed to institute a breakpoint in its advisory fee in order to share economies of scale with the Fund.

4.
Economies of Scale.  The Board also considered that economies of scale would be expected to be realized as the assets of the Funds grow.  The Board noted that both Funds’ total expense ratios have already declined since each Fund’s inception due to growth of assets and that the Adviser had instituted a breakpoint in the advisory fee for each Fund.  The Board concluded that they would continue to examine this issue to ensure that economies of scales are being shared with the Funds as asset levels increase.

5.
The profits to be realized by the Advisers and its affiliates from their relationship with the Funds.  The Board reviewed the Advisers’ financial information and took into account both the direct benefits and the indirect benefits to the Advisers from advising the Funds.  The Board considered the profitability to the Advisers from their relationship with the Funds and

The Osterweis Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited) (Continued)

considered any additional benefits derived by the Advisers from their relationship with the Funds, particularly benefits received in exchange for “soft dollars”.  After such review, the Board determined that the profitability to the Advisers with respect to the Advisory Agreements was not excessive, and that the Advisers had maintained adequate profit levels to support the services they provide to the Funds.  The Funds do not generate any 12b-1 fees.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreements, but rather the Board based its determination on the total combination of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisers, including the advisory fee, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreements would be in the best interests of the Funds and their shareholders.

(This Page Intentionally Left Blank.)

Advisers
OSTERWEIS CAPITAL MANAGEMENT, INC.
OSTERWEIS CAPITAL MANAGEMENT, LLC
One Maritime Plaza, Suite 800
San Francisco, CA  94111

Distributor
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, WI  53202

Custodian
U.S. BANK, N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI  53212

Transfer Agent
U.S. BANCORP FUND SERVICES, LLC
P.O. Box 701
Milwaukee, WI  53201-0701
(866) 236-0050

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
PAUL, HASTINGS, JANOFSKY & WALKER, LLP
Park Avenue Tower
75 E. 55th Street, Floor 15
New York, NY  10022

Symbol
The Osterweis Fund – OSTFX
The Osterweis Strategic Income Fund – OSTIX
CUSIP
The Osterweis Fund – 742935406
The Osterweis Strategic Income Fund – 742935489

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporate by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)     /s/Robert M. Slotky
                                               Robert M. Slotky, President

Date     December 1, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/Robert M. Slotky
                                               Robert M. Slotky, President

Date    December 1, 2008

By (Signature and Title)     /s/Eric W. Falkeis
                                               Eric W. Falkeis, Treasurer

Date     November 25, 2008

* Print the name and title of each signing officer under his or her signature.